THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [1,2]	W. Perry Neff [2,4]
Phyllis O. Bonanno [1,3]	Douglas G. Ober [1]
Daniel E. Emerson [1,3]	Landon Peters [2,3]
Thomas H. Lenagh [1,4]	John J. Roberts [1]
W.D. MacCallan [3,4]	Susan C. Schwab [2,4]
Kathleen T. McGahran [2,4]	Robert J.M. Wilson [1,3]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Stephen E. Kohler	Vice President—Research
D. Cotton Swindell	Vice President—Research
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (3/31/05)	$12.87
Net Asset Value (3/31/05)	$14.72
Discount:	12.6%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2005

From Investment Income (paid or declared)	$0.09
From Net Realized Gains	0.01

Total	$0.10

2005 Dividend Payment Dates

March 1, 2005

June 1, 2005

September 1, 2005*

December 27, 2005*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the three months ended March 31, 2005. Also provided are a schedule of investments and other summary financial information.

Net assets of the Company at March 31, 2005 were $14.72 per share on 85,342,592 shares outstanding, compared with $15.04 per share at December 31, 2004 on 86,135,292 shares outstanding. On March 1, 2005, a distribution of $0.05 per share was paid, consisting of $0.03 from 2004 investment income, $0.01 from 2004 short-term capital gain, and $0.01 from 2005 investment income, all taxable in 2005. On April 14, 2005, an investment income dividend of $0.05 per share was declared to shareholders of record May 19, 2005, payable June 1, 2005.

Net investment income for the three months ended March 31, 2005 amounted to $4,007,315, compared with $3,798,426 for the same period in 2004. These earnings are equal to $0.05 and $0.04 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2005 amounted to $17,291,641, the equivalent of $0.20 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/ premium to the NAV, at its site on the Internet. The address for the website is www.adamsexpress.com. Also available at the website are a history of the Company, historical financial information, and other useful information. Further information regarding shareholder services is located on page 15 of this report.

We are sad to report that our long-time director, Landon Peters, passed away on April 9. Mr. Peters had been a director of the Company since 1974 and had made great contributions to the Board of Directors’ deliberations over the years. Our deepest sympathies go out to Mrs. Peters and the rest of the family.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

April 15, 2005

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $901,811,988)	$1,170,564,739
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	57,256,265
Short-term investments (cost $21,964,977)	21,964,977	$1,249,785,981
Cash		317,057
Receivables:
Investment securities sold		6,928,624
Dividends and interest		1,143,857
Prepaid pension cost		5,594,729
Prepaid expenses and other assets		1,606,845
Total Assets		1,265,377,093
Liabilities
Investment securities purchased		4,841,602
Open written option contracts at value (proceeds $757,432)		1,000,825
Accrued expenses		3,113,336
Total Liabilities		8,955,763
Net Assets		$1,256,421,330
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 85,342,592 shares		$85,342,592
Additional capital surplus		849,883,452
Undistributed net investment income		5,618,980
Undistributed net realized gain on investments		17,773,845
Unrealized appreciation on investments		297,802,461
Net Assets Applicable to Common Stock		$1,256,421,330
Net Asset Value Per Share of Common Stock		$14.72

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Three Months Ended March 31, 2005

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$5,117,929
From non-controlled affiliate	139,020
Interest and other income	159,401
Total income	5,416,350
Expenses:
Investment research	645,305
Administration and operations	285,680
Directors’ fees	66,375
Reports and stockholder communications	63,544
Transfer agent, registrar and custodian expenses	105,044
Auditing and accounting services	29,615
Legal services	16,672
Occupancy and other office expenses	149,062
Travel, telephone and postage	26,743
Other	20,995
Total expenses	1,409,035
Net Investment Income	4,007,315
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	17,172,481
Net realized gain distributed by regulated investment company (non-controlled affiliate)	119,160
Change in unrealized appreciation on investments	(45,867,951)
Net Gain/(Loss) on Investments	(28,576,310)
Change in Net Assets Resulting from Operations	$(24,568,995)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended March 31, 2005	Year Ended December 31, 2004
	(unaudited)
From Operations:
Net investment income	$4,007,315	$19,008,405
Net realized gain on investments	17,291,641	54,713,903
Change in unrealized appreciation on investments	(45,867,951)	61,557,921
Change in net assets resulting from operations	(24,568,995)	135,280,229
Distributions to Stockholders from:
Net investment income	(3,426,880)	(20,157,724)
Net realized gain from investment transactions	(856,720)	(55,099,990)
Decrease in net assets from distributions	(4,283,600)	(75,257,714)
From Capital Share Transactions:
Value of shares issued in payment of distributions	—	35,690,590
Cost of shares purchased (Note 4)	(10,274,975)	(19,026,661)
Change in net assets from capital share transactions	(10,274,975)	16,663,929
Total Change in Net Assets	(39,127,570)	76,686,444

Net Assets:
Beginning of period	1,295,548,900	1,218,862,456
End of period (including undistributed net investment income of $5,618,980 and $5,038,545, respectively)	$1,256,421,330	$1,295,548,900

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at March 31, 2005 was $951,252,876 and net unrealized appreciation aggregated $298,533,105, of which the related gross unrealized appreciation and depreciation were $420,261,480 and $121,728,375, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company’s investment decisions are made by a committee, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2005 were $67,269,812 and $67,362,099, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of March 31, 2005 can be found on page 11.

Transactions in written covered call and collateralized put options during the three months ended March 31, 2005 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2004	3,600	$386,349	2,655	$268,082
Options written	3,080	380,358	3,090	352,669
Options terminated in closing purchase transactions	(836)	(87,806)	—	—
Options expired	(1,800)	(199,905)	(2,500)	(248,397)
Options exercised	(514)	(74,869)	(150)	(19,049)
Options outstanding, March 31, 2005	3,530	$404,127	3,095	$353,305

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2004, the Company issued 2,745,430 shares of its Common Stock at a price of $13.00 per share (the average market price on December 13, 2004) to stockholders of record on November 23, 2004 who elected to take stock in payment of the year-end distribution from 2004 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2005 and 2004 were as follows:

	Shares		Amount
	Three months ended March 31, 2005	Year ended December 31, 2004	Three months ended March 31, 2005	Year ended December 31, 2004
Shares issued in payment of dividends	—	2,745,430	$—	$35,690,590
Shares purchased (at a weighted average discount from net asset value of 12.2% and 13.0%, respectively)	(792,700)	(1,496,550)	(10,274,975)	(19,026,661)
Net change	(792,700)	1,248,880	$(10,274,975)	$16,663,929

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company has an employee stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at 100% of the fair market value at date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender.

At the beginning of 2005, 283,297 options were outstanding, with a weighted average exercise price of $11.76 per share. The Company did not grant any options under the plan in 2005. At March 31, 2005, there were outstanding exercisable options to purchase 180,888 common shares at $3.14-$17.76 per share (weighted average price of $11.44), and unexercisable options to purchase 102,409 common shares at $9.58-$17.76 per share (weighted average price of $12.29). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 6.11 years and 6.42 years, respectively. At March 31, 2005, there were 1,180,685 shares available for future option grants.

The Company currently accounts for the plan under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related Interpretations. Accordingly, compensation cost is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation expense for stock options and stock appreciation rights recognized for the three months ended March 31, 2005 was $(20,488).

In 2004, the Financial Accounting Standards Board revised the Statement of Financial Accounting Standards No. 123, Share-Based Payment, which establishes standards for accounting for all share-based payment transactions. The revised FAS 123 is effective for the Company as of January 1, 2006 and applies only to awards granted, repurchased, or cancelled after the required effective date. The revised FAS also requires recognition of compensation cost based on the fair value of the award at grant date versus the intrinsic value. At this time, the Company does not expect the impact to be material to its operations or financial statements.

5. Retirement Plans

The Company’s qualified defined benefit pension plan covers all full-time employees with at least one year of service. In addition, the Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment. The Company’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the three months ended March 31, 2005, the Company contributed $4,711 to the plans. The Company anticipates contributing an additional $14,133 to the plans in 2005.

The following table aggregates the components of the plans’ net periodic pension cost for the three months ended March 31:

March 31, 2005
Service cost	$90,000
Interest cost	126,081
Expected return on plan assets	(197,334)
Amortization of prior service cost	31,638
Amortization of net loss	47,116
Net periodic pension cost	$97,501

The Company also sponsors a defined contribution plan that covers substantially all employees. For the three months ended March 31, 2005, the Company expensed contributions of $44,152. The Company does not provide postretirement medical benefits.

6. Expenses

The aggregate remuneration paid during the three months ended March 31, 2005 to officers and directors amounted to $924,228, of which $66,375 was paid as fees to directors who were not officers.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2005, the Company had no securities on loan.

FINANCIAL HIGHLIGHTS

	Three Months Ended
	(unaudited)
	March 31, 2005		March 31, 2004		Year Ended December 31
					2004		2003	2002	2001	2000
Per Share Operating Performance

Net asset value, beginning of period	$15.04		$14.36		$14.36		$12.12	$16.05	$23.72	$26.85

Net investment income	0.05		0.04		0.23	*	0.19	0.20	0.26	0.26

Net realized gains and change in unrealized appreciation	(0.34)		0.20		1.39		2.85	(3.38)	(6.21)	(1.51)

Total from investment operations	(0.29)		0.24		1.62		3.04	(3.18)	(5.95)	(1.25)

Less distributions

Dividends from net investment income	(0.04)		(0.03)		(0.24)		(0.17)	(0.19)	(0.26)	(0.22)

Distributions from net realized gains	(0.01)		(0.02)		(0.66)		(0.61)	(0.57)	(1.39)	(1.63)

Total distributions	(0.05)		(0.05)		(0.90)		(0.78)	(0.76)	(1.65)	(1.85)

Capital share repurchases	0.02		0.01		0.02		0.04	0.05	0.04	0.10

Reinvestment of distributions	—		—		(0.06)		(0.06)	(0.04)	(0.11)	(0.13)

Total capital share transactions	0.02		0.01		(0.04)		(0.02)	0.01	(0.07)	(0.03)

Net asset value, end of period	$14.72		$14.56		$15.04		$14.36	$12.12	$16.05	$23.72

Per share market price, end of period	$12.87		$12.68		$13.12		$12.41	$10.57	$14.22	$21.00

Total Investment Return

Based on market price	(1.5)%		2.6%		13.2%		25.2%	(20.6)%	(24.7)%	1.7%

Based on net asset value	(1.8)%		1.8%		12.1%		26.3%	(19.4)%	(24.7)%	(4.3)%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,256,421		$1,232,357		$1,295,549		$1,218,862	$1,024,810	$1,368,366	$1,951,563

Ratio of expenses to average net assets	0.44%	†	0.46%	†	0.43%		0.47%	0.34%	0.19%	0.24%

Ratio of net investment income to average net assets	1.26%	†	1.23%	†	1.54%		1.45%	1.42%	1.33%	0.97%

Portfolio turnover	21.79%	†	11.33%	†	13.43%		12.74%	17.93%	19.15%	12.74%

Number of shares outstanding at end of period (in 000’s)	85,343		84,630		86,135		84,886	84,536	85,233	82,292

*	In 2004 the Fund received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

March 31, 2005

(unaudited)

	Prin. Amt. or Shares	Value (A)
Stocks and Convertible Securities — 97.7% Consumer — 16.2%
Consumer Discretionary — 7.5%
BJ’s Wholesale Club, Inc. (B)	500,000	$15,530,000
Brinker International Inc. (B)	400,000	14,488,000
Clear Channel Communications Inc.	325,000	11,202,750
Comcast Corp. (B)	325,000	10,978,500
Gannett Co., Inc.	87,500	6,919,500
Newell Rubbermaid Inc.	515,000	11,299,100
Ryland Group Inc.	20,000	1,240,400
Target Corp.	460,000	23,009,200

		94,667,450

Consumer Staples — 8.7%
Bunge Ltd.	170,000	9,159,600
Coca-Cola Co.	200,000	8,334,000
Dean Foods Co. (B)	506,600	17,376,380
Del Monte Foods Co. (B)	1,035,000	11,229,750
PepsiCo, Inc.	440,000	23,333,200
Procter & Gamble Co.	340,000	18,020,000
Safeway, Inc. (B)	423,000	7,838,190
Unilever plc ADR	345,000	13,800,000

		109,091,120

Energy — 10.5%
BP plc ADR	270,000	16,848,000
ConocoPhillips	190,000	20,489,600
Exxon Mobil Corp.	130,000	7,748,000
Murphy Oil Corp.	160,300	15,826,419
Petroleum & Resources Corporation (D)	1,985,996	57,256,265
Schlumberger Ltd. (C)	190,000	13,391,200

		131,559,484

Financials — 16.4%
Banking — 11.7%
Bank of America Corp.	500,000	22,050,000
BankAtlantic Bancorp Inc.	220,000	3,828,000
Compass Bancshares Inc.	300,000	13,620,000
Fifth Third Bancorp	200,000	8,596,000
Investors Financial Services Corp.	380,000	18,585,800
North Fork Bancorporation, Inc.	450,000	12,483,000
Provident Bankshares Corp.	335,021	11,042,292
Wachovia Corp.	370,000	18,836,700
Wells Fargo & Co.	400,000	23,920,000
Wilmington Trust Corp.	420,000	14,742,000

		147,703,792

Insurance — 4.7%
AMBAC Financial Group, Inc.	380,000	28,405,000
American International Group, Inc.	550,000	30,475,500

		58,880,500

	Prin. Amt. or Shares	Value (A)

Health Care — 12.9%
Abbott Laboratories	350,000	$16,317,000
Bristol-Myers Squibb Co.	345,000	8,783,700
Enzon Pharmaceuticals, Inc. (B)	67,088	683,627
Genentech, Inc. (B)	250,000	14,152,500
HCA Inc.	345,000	18,481,650
Johnson & Johnson	265,000	17,797,400
Laboratory Corp. of America Holdings (B)	240,000	11,568,000
MedImmune, Inc. (B)	225,000	5,357,250
Medtronic Inc.	310,000	15,794,500
Pfizer Inc.	1,120,000	29,422,400
Wyeth Co.	325,000	13,708,500
Zimmer Holdings Inc. (B)	125,000	9,726,250

		161,792,777

Industrials — 11.8%
Canadian National Railway Co.	135,000	8,546,850
Cintas Corp.	300,000	12,393,000
Donnelley (R.R.) & Sons Co.	300,000	9,486,000
Emerson Electric Co.	200,000	12,986,000
General Electric Co.	1,487,700	53,646,462
Illinois Tool Works Inc.	125,000	11,191,250
3M Co.	160,000	13,710,400
United Parcel Service, Inc.	145,000	10,547,300
United Technologies Corp.	155,000	15,757,300

		148,264,562

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2005

(unaudited)

	Prin. Amt. or Shares	Value (A)
Information Technology — 13.5%
Communication Equipment — 2.2%
Avaya Inc. (B)	600,000	$7,008,000
Corning Inc. (B)	1,170,000	13,022,100
Lucent Technologies Inc. (B)	2,900,000	7,975,000

		28,005,100

Computer Related — 9.4%
Automatic Data Processing Inc.	225,000	10,113,750
BEA Systems Inc. (B)	800,000	6,376,000
Cisco Systems, Inc. (B)	1,200,000	21,468,000
Dell Inc. (B)	400,000	15,368,000
DiamondCluster International Inc. (B)	497,500	8,009,750
Microsoft Corp.	800,000	19,336,000
Oracle Corp. (B)	880,000	10,982,400
Sapient Corp. (B)	1,150,000	8,446,750
Siebel Systems Inc. (B)	800,000	7,304,000
Sun Microsystems Inc. (B)	410,000	1,656,400
Symantec Corp. (B)	400,000	8,532,000

		117,593,050

Electronics — 1.9%
Cree, Inc. (B)	500,000	10,875,000
Intel Corp.	310,000	7,201,300
Solectron Corp. (B)	1,850,000	6,419,500

		24,495,800

	Prin. Amt. or Shares	Value (A)
Materials — 5.9%
Air Products and Chemicals, Inc.	250,000	$15,822,500
du Pont (E.I.) de Nemours and Co.	400,000	20,496,000
Martin Marietta Materials, Inc.	141,600	7,918,272
Rohm & Haas Co.	400,000	19,200,000
Smurfit-Stone Container Corp. (B)	650,000	10,055,500

		73,492,272

Telecom Services — 4.1%
Alltel Corp.	350,000	19,197,500
BellSouth Corp.	200,000	5,258,000
SBC Communications Inc.	595,000	14,095,550
Vodafone Group plc ADS	492,613	13,083,801

		51,634,851

Utilities — 6.4%
Aqua America, Inc.	900,000	21,915,000
Black Hills Corp.	245,000	8,102,150
CINergy Corp.	300,000	12,156,000
Duke Energy Corp.	611,560	17,129,796
Keyspan Corp.	140,000	5,455,800
MDU Resources Group, Inc.	575,000	15,881,500

		80,640,246

Total Stocks and Convertible Securities (Cost $929,775,150) (D)		$1,227,821,004

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2005

(unaudited)

	Prin. Amt.	Value (A)
Short-Term Investments — 1.8%
U.S. Government Obligations — 1.4%
U.S. Treasury Bills, 2.50%, due 5/19/05	$17,500,000	$17,441,667

Commercial Paper — 0.4%
AIG Funding Inc., 2.77%, due 4/7/05	2,000,000	1,999,076
General Electric Capital Corp., 2.73%, due 4/5/05	2,525,000	2,524,234

		4,523,310

Total Short-Term Investments (Cost $21,964,977)		$21,964,977

Value (A)
Total Investments — 99.5% (Cost $951,740,127)	$1,249,785,981
Cash, receivables and other assets, less liabilities — 0.5%	6,635,349

Net Assets — 100.0%	$1,256,421,330

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	The aggregate market value of stocks held in escrow at March 31, 2005 covering open call option contracts written was $21,492,530. In addition, the aggregate market value of securities segregated by the Company’s custodian required to collateralize open put option contracts written was $15,845,000.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2005

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)
COVERED CALLS
100	AMBAC Financial Group, Inc.	$ 90	May	05	$7,325
100	AMBAC Financial Group, Inc.	85	Aug	05	3,200
100	AMBAC Financial Group, Inc.	90	Aug	05	10,045
200	American International Group, Inc.	70	May	05	23,199
150	Brinker International Inc.	40	Jul	05	7,049
100	Brinker International Inc.	40	Oct	05	3,699
100	Canadian National Railway Co.	60	Apr	05	(27,050)
30	Canadian National Railway Co.	85	Jul	05	(3,190)
100	ConocoPhillips	130	Aug	05	(1,250)
100	Genentech, Inc.	70	Sep	05	(3,801)
100	HCA Inc.	47.5	May	05	(55,655)
100	HCA Inc.	50	May	05	(35,300)
150	HCA Inc.	47.5	Aug	05	(97,201)
250	HCA Inc.	50	Aug	05	(108,126)
100	Illinois Tool Works Inc.	100	Jun	05	9,199
100	Illinois Tool Works Inc.	105	Sep	05	4,200
100	Investors Financial Services Corp.	55	Jul	05	1,350
100	Investors Financial Services Corp.	60	Jul	05	6,200
100	Johnson & Johnson	65	Apr	05	(14,800)
150	Laboratory Corp. of America Holdings	55	Aug	05	7,799
100	Ryland Group Inc.	60	Apr	05	(12,301)
300	Symantec Corp.	32.5	Apr	05	15,919
250	Target Corp.	55	Apr	05	30,249
150	Target Corp.	60	Oct	05	8,399
100	3M Co.	90	Jul	05	(5,300)
100	United Technologies Corp.	110	May	05	9,700
100	United Technologies Corp.	110	Aug	05	(6,051)
100	United Technologies Corp.	115	Aug	05	1,970

3,530					(220,523)

COLLATERALIZED PUTS
150	Automatic Data Processing Inc.	42.5	Apr	05	10,050
250	Automatic Data Processing Inc.	40	Aug	05	10,499
100	Bank of America Corp.	45	Aug	05	(8,301)
250	Bunge Ltd.	50	Apr	05	19,249
250	Bunge Ltd.	45	Jul	05	5,499
150	Bunge Ltd.	50	Jul	05	3,299
250	Cintas Corp.	40	May	05	6,009
200	Cree, Inc.	25	Jun	05	(61,851)
100	Exxon Mobil Corp.	55	Jul	05	(2,800)
250	Fifth Third Bancorp	45	May	05	(27,001)
100	Gannett Co., Inc.	75	Jul	05	200
150	Gannett Co., Inc.	70	Oct	05	(1,951)
85	Martin Marietta Materials, Inc.	45	Apr	05	6,120
200	Martin Marietta Materials, Inc.	45	Jul	05	14,772
10	Martin Marietta Materials, Inc.	50	Jul	05	420
100	Murphy Oil Corp.	70	Jul	05	10,418
100	United Parcel Service, Inc.	70	May	05	(800)
100	United Parcel Service, Inc.	70	Jul	05	(4,800)
100	United Parcel Service, Inc.	65	Oct	05	(1,300)
200	Zimmer Holdings Inc.	70	Jun	05	(601)

3,095					(22,870)

					$(243,393)

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2005

(unaudited)

	Shares
	Additions	Reductions	Held March 31, 2005
Automatic Data Processing Inc.	225,000		225,000
Bank of America Corp.	60,000		500,000
BankAtlantic Bancorp Inc.	220,000		220,000
Bunge Ltd.	170,000		170,000
Cintas Corp.	300,000		300,000
Clear Channel Communications Inc.	25,000		325,000
Comcast Corp.	325,000		325,000
Del Monte Foods Co.	1,035,000		1,035,000
Lucent Technologies Inc.	80,000		2,900,000
Martin Marietta Materials, Inc.	8,000		141,600
Murphy Oil Corp.	5,000		160,300
United Parcel Service, Inc.	65,000		145,000
American International Group Inc.		188,675	550,000
BMC Software Inc.		70,000	—
Canadian National Railway Co.		120,000	135,000
ConocoPhillips		10,000	190,000
HCA Inc.		105,000	345,000
Investors Financial Services Corp.		20,000	380,000
Keyspan Corp.		196,100	140,000
Laboratory Corp. of America Holdings		10,000	240,000
Mattel, Inc.		575,000	—
Parker-Hannifin Corp.		55,000	—
Ryland Group Inc.		200,000	20,000
Sun Microsystems Inc.		105,000	410,000
United Technologies Corp.		45,000	155,000

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*		Distributions from Net Realized Gains per Share*
1995	$986,230,914	69,248,276	$14.24	$.35		$.76
1996	1,138,760,396	72,054,792	15.80	.35		.80
1997	1,424,170,425	74,923,859	19.01	.29		1.01
1998	1,688,080,336	77,814,977	21.69	.30		1.10
1999	2,170,801,875	80,842,241	26.85	.26		1.37
2000	1,951,562,978	82,292,262	23.72	.22		1.63
2001	1,368,366,316	85,233,262	16.05	.26		1.39
2002	1,024,810,092	84,536,250	12.12	.19		.57
2003	1,218,862,456	84,886,412	14.36	.17		.61
2004	1,295,548,900	86,135,292	15.04	.24		.66
March 31, 2005 (unaudited)	1,256,421,330	85,342,592	14.72	.09	†	.01	†

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
†	Paid or declared.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: The Bank of New York

OTHER INFORMATION

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading “Financial Reports”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website by clicking on “Corporate Information” heading on the website; and (iii) on the Securities and Exchange Commission’s website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269

Website: www.InvestPower.com

E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.